2. Investment securities, Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	$ 13,531	$ 22,160
Less than 12 Months, Unrealized Losses	151	175
12 Months or More, Fair Value	44,420	22,827
12 Months or More, Unrealized Losses	1,243	434
Total, Fair Value	57,951	44,987
Total, Unrealized Losses	1,394	609
Mortgage-backed securities
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	6,932	8,701
Less than 12 Months, Unrealized Losses	56	75
12 Months or More, Fair Value	17,670	11,259
12 Months or More, Unrealized Losses	502	254
Total, Fair Value	24,602	19,960
Total, Unrealized Losses	558	329
U.S. Government sponsored enterprises
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	1,784	12,661
Less than 12 Months, Unrealized Losses	69	98
12 Months or More, Fair Value	25,172	10,067
12 Months or More, Unrealized Losses	724	166
Total, Fair Value	26,956	22,728
Total, Unrealized Losses	793	264
State and political subdivisions
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	4,815	798
Less than 12 Months, Unrealized Losses	26	2
12 Months or More, Fair Value	1,578	1,501
12 Months or More, Unrealized Losses	17	14
Total, Fair Value	6,393	2,299
Total, Unrealized Losses	$ 43	$ 16